Related Party Transactions	3 Months Ended
Mar. 31, 2021
Related Party Transactions
Related Party Transactions

18.  Related Party Transactions

During 2011, we entered into a management agreement with an affiliate of one of our stockholders for management and consulting services. Based on the terms of this agreement, management fees were $1.0 million per calendar year. We recorded management fees of $0.3 million for each of the three months ended March 31, 2021 and 2020. There were no amounts due to or due from this affiliate as of March 31, 2021 or December 31, 2020. We terminated this agreement in the first quarter of 2021 upon consummation of the Business Combination.